UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2008




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2008

                                 USAA VALUE FUND



[LOGO OF USAA]
   USAA(R)

                        USAA VALUE Fund

                                  [GRAPHIC OF USAA VALUE FUND]

                        S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    JANUARY 31, 2008

--------------------------------------------------------------------------------
                     IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGERS' COMMENTARY                                                          4

FUND RECOGNITION                                                              8

INVESTMENT OVERVIEW                                                          10

FINANCIAL INFORMATION

    Portfolio of Investments                                                 14

    Notes to Portfolio of Investments                                        22

    Financial Statements                                                     23

    Notes to Financial Statements                                            26

EXPENSE EXAMPLE                                                              39

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(c)2008, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "

                                        REMEMBER, WHEN THE MARKETS REBOUND,
[PHOTO OF CHRISTOPHER W. CLAUS]     AND THEY WILL EVENTUALLY, ONLY THOSE WHO ARE
                                      INVESTED HAVE THE OPPORTUNITY TO BENEFIT.

                                                        "

                                                                   February 2008
--------------------------------------------------------------------------------

         Is the U.S. economy in a recession? I believe it is. Although the media pundits continue to debate the question, I would argue that it's all beside the point. Whether this economic downturn is officially called a recession or not, countless Americans are feeling the pain of it already.

         Consider the evidence: Housing prices remain soft and continue to decline in some areas of the country. Banks and credit card companies are tightening their lending standards, reducing the amount of credit available - particularly to consumers who spend beyond their means. Job growth and consumer spending have weakened. Meanwhile, mortgage-backed bonds have been written down by some of the nation's largest financial institutions. Stocks have fallen more than 15% from their summer 2007 highs. Under the circumstances, I think the most pertinent question is: When will the economy improve?

         No one knows, but there have been a number of positive developments. The Federal Reserve Board (the Fed) has cut short-term interest rates significantly - to 3.00% by the end of January - to provide liquidity to the banking system and to reduce the cost of debt to consumers. Further cuts are widely expected. The federal government also has provided a fiscal stimulus package, which should help short-term U.S. economic growth, even though the effects will not be immediate.

         Against this backdrop, investors with time horizons of at least three years are likely to find some compelling opportunities. With my apologies to Charles Dickens, the worst of times often

 . . . C O N T I N U E D
========================--------------------------------------------------------

         turn out to be the best of times, especially for those seeking long-term investments. At the moment, it may be a good time to lock in the attractive yield potential presented by many municipal bonds and high-quality corporate bonds. U.S. large-cap equities also have potential; they are currently trading at historically attractive valuations. Through dollar-cost averaging, investors may buy a small number of these stocks regularly, thereby reducing the possibility of making a large purchase on a particularly volatile day. Money market investors, however, should expect their yields to fall as the Fed continues to cut short-term interest rates.

         In this environment, patience is essential. Our team of skilled professionals can help you - at no charge - by reviewing your investment plan to ensure it suits your goals, risk tolerance, and time horizon. Our experts can also help you build positions by setting up a schedule whereby you invest fixed amounts at regular intervals. Remember, when the markets rebound, and they will eventually, only those who are invested have the opportunity to benefit.

         From all of us at USAA Investment Management Company, thank you for your business and the opportunity to help you with your investment needs. We remain committed to providing you with some of the industry's top investment talent, world-class service, and pure no-load mutual funds.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

         SYSTEMATIC INVESTMENT PLANS DO NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS IN DECLINING MARKETS. DOLLAR-COST AVERAGING INVOLVES CONTINUOUS INVESTMENT IN SECURITIES REGARDLESS OF FLUCTUATING PRICE LEVELS OF SUCH SECURITIES. INVESTORS SHOULD CONSIDER THEIR FINANCIAL ABILITY TO CONTINUE PURCHASES THROUGH PERIODS OF LOW PRICE LEVELS. o MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

MARK GIAMBRONE, CPA                               TIMOTHY J. CULLER, CFA
   Barrow, Hanley, Mewhinney &                      Barrow, Hanley, Mewhinney &
      Strauss, Inc.                                     Strauss, Inc.

JAMES P. BARROW                                   JAMES S. McCLURE, CFA
   Barrow, Hanley, Mewhinney &                       Barrow, Hanley, Mewhinney &
      Strauss, Inc.                                     Strauss, Inc.

RAY NIXON, Jr.                                    JOHN P. HARLOE, CFA
   Barrow, Hanley, Mewhinney &                       Barrow, Hanley, Mewhinney &
      Strauss, Inc.                                     Strauss, Inc.

ROBERT J. CHAMBERS, CFA
   Barrow, Hanley, Mewhinney &
      Strauss, Inc.

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         For the six months ended January 31, 2008, the USAA Value Fund had a total return of -5.71%. This compares to returns of -5.70% for the Russell 3000 Value Index and -7.74% for the Lipper Multi-Cap Value Funds Index.

PLEASE DESCRIBE THE MARKET ENVIRONMENT DURING THE PERIOD.

         Because financial stocks comprise more than 30% of the Russell 3000 Value Index, it's hard to talk about the six-month period without focusing on the subprime debacle and its impact on financials. However, it's important to recognize that subprime mortgages are only a small piece of the problem. Lending of all kinds has been affected, and companies in every sector face reduced availability and higher expense when it comes to borrowing money. Liquidity in the financial system is like oil for an engine, it's hard to go anywhere without it.

BUT HAVEN'T INTEREST-RATE CUTS HELPED?

         People and corporations must be able to borrow money at reasonable rates for the economy to function properly. Even

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 11 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         though the Federal Reserve Board (the Fed) cut the rates that banks pay each other and the Fed, the banks themselves are not pricing loans aggressively, and the bond market is not making credit available at low rates. U.S. Treasuries and other government securities have experienced a big decline in yields.

         The banks are "right sizing" their balance sheets, letting loans mature and rebuilding capital by taking advantage of the low overnight rates from the Fed, and the bond market is demanding very high yield spreads over U.S. Treasuries. Any industrial business bases its spending to a large degree on the availability of borrowed money. If the cost is too high, it doesn't spend, and therefore invests less, which results in lower employment and an erosion in consumer confidence. The bottom line is that although the Fed has an impact on the cost of money, it has a minimal effect on the availability of money.

HOW WAS THE FUND POSITIONED IN THE FINANCIALS SECTOR?

         Despite good overall relative performance and the fact that the Fund was significantly underweight in financials, stock selection within financial companies actually caused the sector to be a negative performance factor.

         Recognizing the peril, we sold some companies where we believed their survival was in question, including mortgage insurers such as MGIC Investment Corp. and Radian Group, Inc., and added to holdings in companies that do not have going-concern issues, such as CIT Group, Inc. (an asset-backed commercial lender) and American Express Co.

         Given the importance of financial stocks in the Russell 3000 Value Index, it's simply not appropriate for the Fund to exit the sector.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-21.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

         So we maintained the underweight and sought to take risk out of the portfolio. We won't add to holdings until we are comfortable with the business.

WHAT ABOUT OTHER INDUSTRY SECTORS?

         Our best sector relative to the index was the strong industrials group, where the Fund was overweight and had excellent stock selection. North America is slowing more than the rest of the world, and the Fund is investing in industrial companies that have significant business overseas that are benefiting from growth and the weak dollar. The Fund had good stock selection in consumer staples, where the best results came from tobacco companies.

         Even though information technology as a sector underperformed and the Fund was overweight, stock selection made it a positive sector relative to the index. During the reporting period, we purchased information technology stocks, including International Business Machines Corp. and Applied Materials, Inc., which had good earnings growth and prices that had fallen far enough to meet our valuation parameters.

         On the other side of the coin, performance was poor in health care due to sector allocation and stock selection; Bristol-Myers Squibb Co. and Wyeth were the major detractors. The Fund continues to hold both stocks, because we believe the issues of concern to the market are short-term and valuations remain compelling. The Fund was also hurt by its overweight position in consumer discretionary stocks, although stock selection there was roughly in line with the index.

WHAT'S YOUR OUTLOOK?

         It's going to take some time for the credit cycle to normalize and turn positive; therefore, we could expect volatility to continue as banks rebuild their balance sheets. In the meantime, our investment team will continue to look for companies in all industry

 . . . C O N T I N U E D
========================--------------------------------------------------------

         sectors that meet the basic criteria of increasing earnings faster than the overall market while selling at below-market valuations. It's truly a stock-pickers market, a time when your investment managers earn their money. The good news is that there are opportunities; long-term investors who stay the course have the potential to be rewarded ultimately.

         We appreciate your investment in the Fund.

8

 F U N D
========------------------------------------------------------------------------
         RECOGNITION

USAA VALUE FUND

--------------------------------------------------------------------------------
                         OVERALL MORNINGSTAR RATING(TM)
      out of 1,165 large value funds for the period ended January 31, 2008:

                                 OVERALL RATING
                                 *   *    *   *

          3-YEAR                      5-YEAR                   10-YEAR
          * * *                       * * * *                    N/A
    out of 1,165 funds            out of 930 funds

      The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Ratings metrics. Ratings are based on risk-adjusted returns.
--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. (EACH SHARE CLASS IS COUNTED AS A FRACTION OF ONE FUND WITHIN THIS SCALE AND RATED SEPARATELY, WHICH MAY CAUSE SLIGHT VARIATIONS IN THE DISTRIBUTION PERCENTAGES.)

 . . . C O N T I N U E D
========================--------------------------------------------------------

USAA VALUE FUND

                             LIPPER LEADER (OVERALL)

                          [5]                       [5]
                   CONSISTENT RETURN            PRESERVATION

The Fund is listed as a Lipper Leader for Consistent Return among 334 funds within the Lipper Multi-Cap Value Funds category and for Preservation of 8,775 equity funds for the overall period ended January 31, 2008. The Fund received a Lipper Leader rating for Consistent Return among 270 funds for the five-year period, and a score of 4 among 329 funds for the three-year period. The Fund received a Lipper Leader rating for Preservation among 8,775 and 7,202 equity funds for the three- and five-year periods, respectively. Lipper ratings for Consistent Return reflect funds' historical risk-adjusted returns, adjusted for volatility, relative to peers as of January 31, 2008. Lipper ratings for Preservation reflect funds' historical loss avoidance relative to other funds within the same asset class as of January 31, 2008. Preservation ratings are relative, rather than absolute, measures, and funds named Lipper Leaders for Preservation may still experience losses periodically; those losses may be larger for equity and mixed equity funds than for fixed-income funds.

RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE CONSISTENT RETURN AND THE PRESERVATION METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 4, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 2, AND THE LOWEST 20% ARE SCORED 1.* LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2008, REUTERS, ALL RIGHTS RESERVED.

*EFFECTIVE NOVEMBER 7, 2007, THE LIPPER LEADERS RATING SYSTEM CHANGED THE NUMERIC ORGANIZATION OF ITS LIPPER LEADER CLASSIFICATIONS. WHILE THE FORMULAS AND UNDERLYING METHODOLOGY REMAIN THE SAME, THE HIGHEST 20% NOW ARE RATED 5, OR LIPPER LEADERS, AND THE LOWEST 20% ARE RATED 1 FOR EACH MEASURE. PREVIOUSLY, A RATING OF 5 WAS CONSIDERED THE LOWEST RATING AND 1 WAS CONSIDERED THE HIGHEST, OR A LIPPER LEADER.

10

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA VALUE FUND (Ticker Symbol: UVALX)

OBJECTIVE
--------------------------------------------------------------------------------

         Long-term growth of capital.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests primarily in equity securities of companies that are considered to be undervalued.

--------------------------------------------------------------------------------
                                     1/31/08                          7/31/07
--------------------------------------------------------------------------------
Net Assets                        $426.3 Million                  $476.8 Million
Net Asset Value Per Share            $13.95                          $15.41

--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/08
--------------------------------------------------------------------------------

7/31/07 TO 1/31/08*        1 YEAR       5 YEARS       SINCE INCEPTION ON 8/03/01
       -5.71%              -4.03%        13.77%                 8.52%

--------------------------------
         EXPENSE RATIO**
--------------------------------
Before Reimbursement       1.25%
After Reimbursement        1.15%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

**THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2007, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2007. IMCO HAS VOLUNTARILY AGREED TO LIMIT THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO 1.15%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AND TO REIMBURSE THE FUND FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                           CUMULATIVE PERFORMANCE COMPARISON

                     [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                  RUSSELL            LIPPER MULTI-CAP
                         USAA VALUE             3000 VALUE             VALUE FUNDS
                            FUND                   INDEX                  INDEX
 7/31/2001              $10,000.00              $10,000.00              $10,000.00
 8/31/2001               10,020.00                9,624.40                9,628.60
 9/30/2001                9,160.00                8,919.93                8,641.98
10/31/2001                9,520.00                8,863.95                8,819.73
11/30/2001               10,530.00                9,387.67                9,457.95
12/31/2001               11,164.18                9,633.61                9,732.41
 1/31/2002               11,184.24                9,574.07                9,605.78
 2/28/2002               11,063.87                9,592.65                9,480.12
 3/31/2002               11,766.02               10,066.13                9,964.06
 4/30/2002               11,605.53                9,774.24                9,670.98
 5/31/2002               11,485.16                9,792.88                9,661.61
 6/30/2002               10,532.24                9,257.91                8,922.43
 7/31/2002                9,649.54                8,359.25                8,181.78
 8/31/2002                9,669.60                8,415.37                8,312.01
 9/30/2002                8,796.93                7,502.75                7,410.88
10/31/2002                9,047.70                8,026.75                7,807.65
11/30/2002                9,318.53                8,541.61                8,389.17
12/31/2002                9,120.12                8,171.02                8,018.86
 1/31/2003                8,928.01                7,970.96                7,853.61
 2/28/2003                8,847.12                7,754.64                7,652.14
 3/31/2003                8,796.57                7,772.28                7,680.89
 4/30/2003                9,241.45                8,460.16                8,348.20
 5/31/2003                9,898.67                9,028.34                9,046.01
 6/30/2003               10,111.00                9,144.20                9,112.49
 7/31/2003               10,100.89                9,303.39                9,237.82
 8/31/2003               10,383.99                9,463.79                9,527.22
 9/30/2003               10,252.55                9,370.22                9,417.49
10/31/2003               10,838.99                9,958.06                9,936.42
11/30/2003               11,031.10               10,112.18               10,148.24
12/31/2003               11,632.37               10,715.19               10,647.69
 1/31/2004               11,694.03               10,917.63               10,872.66
 2/29/2004               11,981.75               11,149.86               11,079.81
 3/31/2004               11,848.17               11,071.92               10,982.86
 4/30/2004               11,591.27               10,777.21               10,781.07
 5/31/2004               11,694.03               10,888.61               10,831.76
 6/30/2004               12,238.65               11,168.96               11,136.92
 7/31/2004               11,971.48               10,981.46               10,818.71
 8/31/2004               12,043.41               11,133.66               10,856.45
 9/30/2004               12,361.96               11,328.10               11,076.03
10/31/2004               12,495.55               11,515.35               11,221.41
11/30/2004               13,307.35               12,134.57               11,809.06
12/31/2004               13,806.13               12,530.73               12,235.27
 1/31/2005               13,662.43               12,285.54               11,969.13
 2/28/2005               14,148.79               12,678.84               12,284.94
 3/31/2005               14,060.36               12,497.57               12,110.98
 4/30/2005               13,750.86               12,238.35               11,821.12
 5/31/2005               14,104.58               12,569.70               12,205.88
 6/30/2005               14,425.14               12,742.72               12,356.16
 7/31/2005               14,922.56               13,142.62               12,773.37
 8/31/2005               14,756.75               13,063.47               12,677.96
 9/30/2005               14,889.40               13,228.66               12,784.34
10/31/2005               14,403.03               12,893.02               12,470.97
11/30/2005               14,756.75               13,325.61               12,889.90
12/31/2005               14,949.62               13,389.20               13,010.36
 1/31/2006               15,381.30               13,960.50               13,439.30
 2/28/2006               15,426.74               14,037.92               13,460.42
 3/31/2006               15,676.66               14,272.07               13,681.44
 4/30/2006               16,119.69               14,604.55               13,952.89
 5/31/2006               15,676.66               14,214.21               13,593.60
 6/30/2006               15,619.86               14,312.63               13,566.14
 7/31/2006               15,653.94               14,609.44               13,609.07
 8/31/2006               15,915.21               14,871.31               13,871.09
 9/30/2006               16,267.37               15,154.00               14,183.27
10/31/2006               16,744.49               15,674.96               14,683.19
11/30/2006               17,119.36               16,040.95               14,988.96
12/31/2006               17,435.52               16,380.76               15,231.27
 1/31/2007               17,728.25               16,593.51               15,489.89
 2/28/2007               17,599.45               16,339.82               15,225.03
 3/31/2007               17,927.32               16,587.39               15,354.61
 4/30/2007               18,524.50               17,160.33               15,985.35
 5/31/2007               19,273.92               17,780.24               16,596.41
 6/30/2007               18,946.05               17,365.05               16,302.47
 7/31/2007               18,044.41               16,504.65               15,546.37
 8/31/2007               18,138.09               16,701.46               15,577.46
 9/30/2007               18,536.21               17,234.62               15,988.96
10/31/2007               18,665.02               17,251.24               16,054.89
11/30/2007               17,985.87               16,372.16               15,241.08
12/31/2007               17,660.65               16,215.24               15,073.02
 1/31/2008               17,014.23               15,564.53               14,342.48

                                      [END CHART]

         *DATA FROM 7/31/01 THROUGH 1/31/08.

         The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Value Fund to the following benchmarks:

         o The unmanaged Russell 3000(R) Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the unmanaged Russell 1000 Value or the unmanaged Russell 2000 Value indexes.

         o The unmanaged Lipper Multi-Cap Value Funds Index tracks the total return performance of the 30 largest funds within the Lipper Multi-Cap Value Funds category.

*THE PERFORMANCE OF THE LIPPER MULTI-CAP VALUE FUNDS INDEX AND THE RUSSELL 3000
 VALUE INDEX IS CALCULATED FROM THE END OF THE MONTH, JULY 31, 2001, WHILE THE FUND'S INCEPTION DATE IS AUGUST 3, 2001. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

----------------------------------------------
    TOP 10 EQUITY HOLDINGS AS OF 1/31/2008
               (% of Net Assets)
----------------------------------------------

Imperial Tobacco Group plc ADR           2.7%

Occidental Petroleum Corp.               2.6%

ConocoPhillips                           2.3%

WellPoint, Inc.                          2.2%

Altria Group, Inc.                       2.1%

L-3 Communications Holdings, Inc.        2.1%

Stanley Works                            2.1%

Verizon Communications, Inc.             2.1%

AT&T, Inc.                               1.9%

SLM Corp.                                1.9%

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-21.

 . . . C O N T I N U E D
========================--------------------------------------------------------

            SECTOR ASSET ALLOCATION
                   1/31/2008

     [PIE CHART OF SECTOR ASSET ALLOCATION]

Financials                               21.1%
Industrials                              15.0%
Consumer Discretionary                   13.2%
Health Care                              12.4%
Energy                                    9.9%
Consumer Staples                          8.9%
Information Technology                    6.3%
Utilities                                 6.3%
Telecommunication Services                4.0%
Materials                                 2.0%
Short-Term Investments*                   8.1%

                  [END CHART]

        *INCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS PURCHASED
         WITH CASH COLLATERAL FROM SECURITIES LOANED.

        PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA VALUE FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                                  (000)
--------------------------------------------------------------------------------------------------------------
               COMMON STOCKS (99.1%)

               CONSUMER DISCRETIONARY (13.2%)
               ------------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.5%)
    82,900     Hanesbrands, Inc.*                                                                     $  2,123
                                                                                                      --------
               APPAREL RETAIL (0.5%)
    78,500     Men's Wearhouse, Inc.(a)                                                                  2,001
                                                                                                      --------
               AUTO PARTS & EQUIPMENT (1.2%)
   115,100     American Axle & Manufacturing Holdings, Inc.(a)                                           2,503
    88,100     Lear Corp.*                                                                               2,587
                                                                                                      --------
                                                                                                         5,090
                                                                                                      --------
               AUTOMOBILE MANUFACTURERS (0.2%)
    41,300     Winnebago Industries, Inc.(a)                                                               870
                                                                                                      --------
               AUTOMOTIVE RETAIL (0.5%)
    58,900     Advance Auto Parts, Inc.                                                                  2,102
                                                                                                      --------
               FOOTWEAR (0.5%)
    89,300     Wolverine World Wide, Inc.                                                                2,260
                                                                                                      --------
               GENERAL MERCHANDISE STORES (1.2%)
   239,000     Family Dollar Stores, Inc.                                                                5,026
                                                                                                      --------
               HOME IMPROVEMENT RETAIL (1.0%)
    76,700     Home Depot, Inc.                                                                          2,352
    34,600     Sherwin-Williams Co.                                                                      1,980
                                                                                                      --------
                                                                                                         4,332
                                                                                                      --------
               HOMEBUILDING (0.4%)
   177,100     Champion Enterprises, Inc.*(a)                                                            1,730
                                                                                                      --------
               HOTELS, RESORTS, & CRUISE LINES (2.4%)
   154,700     Carnival Corp.                                                                            6,882
    88,000     Royal Caribbean Cruises Ltd.(a)                                                           3,545
                                                                                                      --------
                                                                                                        10,427
                                                                                                      --------
               HOUSEHOLD APPLIANCES (2.2%)
    26,900     Helen of Troy Ltd.*                                                                         457
   171,800     Stanley Works                                                                             8,824
                                                                                                      --------
                                                                                                         9,281
                                                                                                      --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA VALUE FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                                  (000)
--------------------------------------------------------------------------------------------------------------
               LEISURE PRODUCTS (0.6%)
    81,400     Brunswick Corp.(a)                                                                     $  1,546
    64,400     Marinemax, Inc.*(a)                                                                         996
                                                                                                      --------
                                                                                                         2,542
                                                                                                      --------
               PUBLISHING (1.2%)
    56,400     Gannett Co., Inc.                                                                         2,087
    94,900     Idearc, Inc.                                                                              1,543
   164,700     Valassis Communications, Inc.*(a)                                                         1,574
                                                                                                      --------
                                                                                                         5,204
                                                                                                      --------
               SPECIALIZED CONSUMER SERVICES (0.3%)
    88,000     Service Corp. International                                                               1,059
                                                                                                      --------
               SPECIALTY STORES (0.5%)
   152,200     Office Depot, Inc.*                                                                       2,257
                                                                                                      --------
               Total Consumer Discretionary                                                             56,304
                                                                                                      --------
               CONSUMER STAPLES (8.9%)
               -----------------------
               PACKAGED FOODS & MEAT (0.8%)
   117,236     Kraft Foods, Inc. "A"                                                                     3,430
                                                                                                      --------
               TOBACCO (8.1%)
   117,300     Altria Group, Inc.                                                                        8,894
   119,300     Imperial Tobacco Group plc ADR                                                           11,594
    48,600     Loews Corp. - Carolina Group                                                              3,991
    51,900     Reynolds American, Inc.                                                                   3,287
   126,100     UST, Inc.(a)                                                                              6,552
                                                                                                      --------
                                                                                                        34,318
                                                                                                      --------
               Total Consumer Staples                                                                   37,748
                                                                                                      --------
               ENERGY (9.9%)
               -------------
               INTEGRATED OIL & GAS (7.4%)
    34,700     Chevron Corp.                                                                             2,932
   121,300     ConocoPhillips                                                                            9,743
    22,500     Marathon Oil Corp.                                                                        1,054
    90,100     Murphy Oil Corp.                                                                          6,626
   162,100     Occidental Petroleum Corp.                                                               11,002
                                                                                                      --------
                                                                                                        31,357
                                                                                                      --------

16

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA VALUE FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                                  (000)
--------------------------------------------------------------------------------------------------------------
               OIL & GAS EXPLORATION & PRODUCTION (0.7%)
    54,550     Encore Acquisition Co.*                                                                $  1,778
    94,000     EXCO Resources, Inc.*                                                                     1,409
                                                                                                      --------
                                                                                                         3,187
                                                                                                      --------
               OIL & GAS STORAGE & TRANSPORTATION (1.8%)
   217,600     El Paso Corp.                                                                             3,586
   186,300     Spectra Energy Corp.                                                                      4,255
                                                                                                      --------
                                                                                                         7,841
                                                                                                      --------
               Total Energy                                                                             42,385
                                                                                                      --------
               FINANCIALS (21.1%)
               ------------------
               CONSUMER FINANCE (4.0%)
   111,500     American Express Co.                                                                      5,499
    63,700     Capital One Financial Corp.(a)                                                            3,491
   366,200     SLM Corp.                                                                                 7,965
                                                                                                      --------
                                                                                                        16,955
                                                                                                      --------
               DIVERSIFIED BANKS (1.2%)
   153,800     Wells Fargo & Co.                                                                         5,231
                                                                                                      --------
               INSURANCE BROKERS (0.6%)
    70,100     Willis Group Holdings Ltd.                                                                2,470
                                                                                                      --------
               INVESTMENT BANKING & BROKERAGE (0.9%)
    44,900     Bear Stearns Companies, Inc.(a)                                                           4,054
                                                                                                      --------
               MULTI-LINE INSURANCE (2.5%)
   121,800     American International Group, Inc.                                                        6,719
    49,600     Hartford Financial Services Group, Inc.                                                   4,006
                                                                                                      --------
                                                                                                        10,725
                                                                                                      --------
               OTHER DIVERSIFIED FINANCIAL SERVICES (4.0%)
   173,159     Bank of America Corp.                                                                     7,679
   172,500     Citigroup, Inc.                                                                           4,868
    98,100     JPMorgan Chase & Co.                                                                      4,665
                                                                                                      --------
                                                                                                        17,212
                                                                                                      --------
               PROPERTY & CASUALTY INSURANCE (2.8%)
    92,500     Allstate Corp.                                                                            4,558
    61,200     Axis Capital Holdings Ltd.                                                                2,450

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA VALUE FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                                  (000)
--------------------------------------------------------------------------------------------------------------
    49,900     Stewart Information Services Corp.                                                     $  1,708
    68,300     XL Capital Ltd. "A"                                                                       3,074
                                                                                                      --------
                                                                                                        11,790
                                                                                                      --------
               REGIONAL BANKS (1.0%)
    26,900     Bank of Hawaii Corp.                                                                      1,355
    17,618     Cullen/Frost Bankers, Inc.                                                                  959
   106,600     South Financial Group, Inc.                                                               1,842
                                                                                                      --------
                                                                                                         4,156
                                                                                                      --------
               REITs - INDUSTRIAL (0.7%)
    86,300     First Industrial Realty Trust, Inc.(a)                                                    3,006
                                                                                                      --------
               REITs - MORTGAGE (1.2%)
   254,500     Annaly Capital Management, Inc.                                                           5,019
                                                                                                      --------
               SPECIALIZED FINANCE (0.4%)
    59,500     CIT Group, Inc.                                                                           1,664
                                                                                                      --------
               THRIFTS & MORTGAGE FINANCE (1.8%)
    60,800     New York Community Bancorp, Inc.                                                          1,128
   159,480     People's United Financial, Inc.                                                           2,693
   192,200     Washington Mutual, Inc.(a)                                                                3,829
                                                                                                      --------
                                                                                                         7,650
                                                                                                      --------
               Total Financials                                                                         89,932
                                                                                                      --------
               HEALTH CARE (12.4%)
               -------------------
               HEALTH CARE EQUIPMENT (2.3%)
   112,800     Baxter International, Inc.                                                                6,851
    53,900     Hillenbrand Industries, Inc.                                                              2,788
                                                                                                      --------
                                                                                                         9,639
                                                                                                      --------
               HEALTH CARE SERVICES (1.1%)
   116,100     Omnicare, Inc.(a)                                                                         2,570
    47,400     Quest Diagnostics, Inc.                                                                   2,338
                                                                                                      --------
                                                                                                         4,908
                                                                                                      --------
               MANAGED HEALTH CARE (4.8%)
    69,900     Coventry Health Care, Inc.*                                                               3,955
   138,200     UnitedHealth Group, Inc.                                                                  7,026
   120,400     WellPoint, Inc.*                                                                          9,415
                                                                                                      --------
                                                                                                        20,396
                                                                                                      --------

18

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA VALUE FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                                  (000)
--------------------------------------------------------------------------------------------------------------
               PHARMACEUTICALS (4.2%)
   241,300     Bristol-Myers Squibb Co.                                                               $  5,596
   336,100     Pfizer, Inc.                                                                              7,861
   112,800     Wyeth                                                                                     4,490
                                                                                                      --------
                                                                                                        17,947
                                                                                                      --------
               Total Health Care                                                                        52,890
                                                                                                      --------
               INDUSTRIALS (15.0%)
               -------------------
               AEROSPACE & DEFENSE (4.7%)
    52,100     Goodrich Corp.                                                                            3,259
   130,800     Honeywell International, Inc.                                                             7,726
    80,100     L-3 Communications Holdings, Inc.                                                         8,878
                                                                                                      --------
                                                                                                        19,863
                                                                                                      --------
               CONSTRUCTION & ENGINEERING (0.2%)
    81,500     Insituform Technologies, Inc. "A"*(a)                                                     1,035
                                                                                                      --------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
    43,400     Terex Corp.*                                                                              2,550
                                                                                                      --------
               ELECTRICAL COMPONENTS & EQUIPMENT (1.7%)
    99,900     Emerson Electric Co.                                                                      5,079
    51,300     Regal-Beloit Corp.                                                                        1,945
                                                                                                      --------
                                                                                                         7,024
                                                                                                      --------
               HUMAN RESOURCES & EMPLOYMENT SERVICES (0.3%)
    66,300     Korn/Ferry International*                                                                 1,067
                                                                                                      --------
               INDUSTRIAL MACHINERY (3.4%)
    61,300     Briggs & Stratton Corp.                                                                   1,278
     6,800     Flowserve Corp.                                                                             559
    11,400     Harsco Corp.                                                                                649
   157,900     Illinois Tool Works, Inc.                                                                 7,958
    36,600     ITT Corp.                                                                                 2,175
    42,800     Kaydon Corp.(a)                                                                           1,870
                                                                                                      --------
                                                                                                        14,489
                                                                                                      --------
               MARINE (0.5%)
    47,600     Kirby Corp.*                                                                              2,189
                                                                                                      --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA VALUE FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                                  (000)
--------------------------------------------------------------------------------------------------------------
               OFFICE SERVICES & SUPPLIES (1.6%)
    66,900     Avery Dennison Corp.                                                                   $  3,467
    93,800     Pitney Bowes, Inc.                                                                        3,442
                                                                                                      --------
                                                                                                         6,909
                                                                                                      --------
               RAILROADS (1.3%)
    64,300     Burlington Northern Santa Fe Corp.                                                        5,563
                                                                                                      --------
               TRUCKING (0.7%)
    32,500     Covenant Transport, Inc. "A"*                                                               269
    53,600     Ryder System, Inc.                                                                        2,790
                                                                                                      --------
                                                                                                         3,059
                                                                                                      --------
               Total Industrials                                                                        63,748
                                                                                                      --------
               INFORMATION TECHNOLOGY (6.3%)
               -----------------------------
               APPLICATION SOFTWARE (0.3%)
   181,100     Mentor Graphics Corp.*(a)                                                                 1,494
                                                                                                      --------
               COMMUNICATIONS EQUIPMENT (1.4%)
   157,900     Nokia Corp. ADR                                                                           5,834
                                                                                                      --------
               COMPUTER HARDWARE (0.9%)
    50,500     Diebold, Inc.                                                                             1,307
    22,600     International Business Machines Corp.                                                     2,426
                                                                                                      --------
                                                                                                         3,733
                                                                                                      --------
               DATA PROCESSING & OUTSOURCED SERVICES (0.6%)
    62,600     Computer Sciences Corp.*                                                                  2,649
                                                                                                      --------
               ELECTRONIC EQUIPMENT MANUFACTURERS (0.9%)
    61,300     Littelfuse, Inc.*                                                                         1,863
   177,300     Vishay Intertechnology, Inc.*                                                             1,860
                                                                                                      --------
                                                                                                         3,723
                                                                                                      --------
               ELECTRONIC MANUFACTURING SERVICES (0.7%)
    75,300     Mercury Computer Systems, Inc.*                                                             625
   101,600     Plexus Corp.*                                                                             2,295
                                                                                                      --------
                                                                                                         2,920
                                                                                                      --------
               IT CONSULTING & OTHER SERVICES (0.5%)
    61,000     Maximus, Inc.                                                                             2,152
                                                                                                      --------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA VALUE FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                                  (000)
--------------------------------------------------------------------------------------------------------------
               SEMICONDUCTOR EQUIPMENT (1.0%)
   128,600     Applied Materials, Inc.                                                                $  2,305
   161,100     Brooks Automation, Inc.*                                                                  1,980
                                                                                                      --------
                                                                                                         4,285
                                                                                                      --------
               Total Information Technology                                                             26,790
                                                                                                      --------
               MATERIALS (2.0%)
               ----------------
               ALUMINUM (0.5%)
    40,300     Century Aluminum Co.*                                                                     2,095
                                                                                                      --------
               DIVERSIFIED CHEMICALS (1.2%)
   113,700     E.I. du Pont de Nemours & Co.                                                             5,137
                                                                                                      --------
               SPECIALTY CHEMICALS (0.3%)
   243,900     Polyone Corp.*                                                                            1,503
                                                                                                      --------
               Total Materials                                                                           8,735
                                                                                                      --------
               TELECOMMUNICATION SERVICES (4.0%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (4.0%)
   207,330     AT&T, Inc.                                                                                7,980
   230,100     Verizon Communications, Inc.                                                              8,937
                                                                                                      --------
               Total Telecommunication Services                                                         16,917
                                                                                                      --------
               UTILITIES (6.3%)
               ----------------
               ELECTRIC UTILITIES (3.1%)
   185,500     Duke Energy Corp.                                                                         3,461
    68,300     Entergy Corp.                                                                             7,389
    61,500     Pinnacle West Capital Corp.                                                               2,363
                                                                                                      --------
                                                                                                        13,213
                                                                                                      --------
               MULTI-UTILITIES (3.2%)
   145,200     CenterPoint Energy, Inc.                                                                  2,325
   129,300     Dominion Resources, Inc.                                                                  5,560
    99,750     MDU Resources Group, Inc.                                                                 2,585
   153,500     Xcel Energy, Inc.                                                                         3,191
                                                                                                      --------
                                                                                                        13,661
                                                                                                      --------
               Total Utilities                                                                          26,874
                                                                                                      --------
               Total Common Stocks (cost: $386,920)                                                    422,323
                                                                                                      --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA VALUE FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                                  (000)
--------------------------------------------------------------------------------------------------------------
               MONEY MARKET INSTRUMENTS (0.7%)

               MONEY MARKET FUNDS (0.7%)
 3,255,693     SSgA Prime Money Market Fund, 4.08%(b) (cost: $3,256)                                  $  3,256
                                                                                                      --------
               SHORT-TERM INVESTMENTS PURCHASED WITH CASH
               COLLATERAL FROM SECURITIES LOANED (7.4%)

               MONEY MARKET FUNDS (1.5%)
 1,480,678     AIM Short-Term Investment Co. Liquid Assets Portfolio, 4.15%(b)                           1,481
 5,050,213     Merrill Lynch Premier Institutional Fund, 4.31%(b)                                        5,050
                                                                                                      --------
               Total Money Market Funds                                                                  6,531
                                                                                                      --------

 PRINCIPAL
    AMOUNT
     (000)
----------
               REPURCHASE AGREEMENTS (5.9%)
   $14,000     Credit Suisse First Boston LLC, 2.85%, acquired on
                  1/31/2008 and due 2/01/2008 at $14,000 (collateralized by
                  $14,470 of Freddie Mac Discount Notes(c), 2.67%(d),
                  due 7/21/2008; market value $14,285)                                                  14,000
    11,000     Deutsche Bank Securities, Inc., 2.85%, acquired on
                  1/31/2008 and due 2/01/2008 at $11,000 (collateralized by
                  $11,090 of Federal Home Loan Bank Bonds(c), 4.57% - 5.20%,
                  due 12/02/2008 - 1/18/2018; combined market value $11,220)                            11,000
                                                                                                      --------
               Total Repurchase Agreements                                                              25,000
                                                                                                      --------
               Total Short-Term Investments Purchased With Cash
                  Collateral From Securities Loaned (cost: $31,531)                                     31,531
                                                                                                      --------

               TOTAL INVESTMENTS (COST: $421,707)                                                     $457,110
                                                                                                      ========

22

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA VALUE FUND
JANUARY 31, 2008 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 5.2% of net assets at January 31, 2008.

         ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         REIT - Real estate investment trust

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of January 31, 2008.

         (b) Rate represents the money market fund annualized seven-day yield at January 31, 2008.

         (c) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (d) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         * Non-income-producing security for the 12 months preceding January 31, 2008.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA VALUE FUND
JANUARY 31, 2008 (UNAUDITED)

ASSETS
   Investments in securities, at market value (including securities
      on loan of $30,935) (identified cost of $421,707)                    $457,110
   Cash                                                                           9
   Receivables:
      Capital shares sold                                                       459
      USAA Investment Management Company (Note 6D)                              239
      Dividends and interest                                                    705
      Securities sold                                                           126
      Other                                                                       7
                                                                           --------
         Total assets                                                       458,655
                                                                           --------
LIABILITIES
   Payables:
      Upon return of securities loaned                                       31,540
      Securities purchased                                                      100
      Capital shares redeemed                                                   319
   Accrued management fees                                                      280
   Accrued administration and servicing fees                                      2
   Accrued transfer agent's fees                                                 23
   Other accrued expenses and payables                                           85
                                                                           --------
         Total liabilities                                                   32,349
                                                                           --------
            Net assets applicable to capital shares outstanding            $426,306
                                                                           ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                         $388,329
   Accumulated undistributed net investment income                              414
   Accumulated net realized gain on investments                               2,160
   Net unrealized appreciation of investments                                35,403
                                                                           --------
            Net assets applicable to capital shares outstanding            $426,306
                                                                           ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                           30,562
                                                                           ========
   Net asset value, redemption price, and offering price per share         $  13.95
                                                                           ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA VALUE FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2008 (UNAUDITED)

INVESTMENT INCOME
   Dividends                                                            $  5,373
   Interest                                                                  238
   Securities lending (net)                                                   18
                                                                        --------
      Total income                                                         5,629
                                                                        --------
EXPENSES
   Management fees                                                         1,812
   Administration and servicing fees                                         349
   Transfer agent's fees                                                     575
   Custody and accounting fees                                                36
   Postage                                                                    55
   Shareholder reporting fees                                                 33
   Trustees' fees                                                              5
   Registration fees                                                          18
   Professional fees                                                          34
   Other                                                                       5
                                                                        --------
      Total expenses                                                       2,922
   Expenses paid indirectly                                                  (17)
   Expenses reimbursed                                                      (244)
                                                                        --------
      Net expenses                                                         2,661
                                                                        --------
NET INVESTMENT INCOME                                                      2,968
                                                                        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain                                                       4,590
   Change in net unrealized appreciation/depreciation                    (34,056)
                                                                        --------
      Net realized and unrealized loss                                   (29,466)
                                                                        --------
Decrease in net assets resulting from operations                        $(26,498)
                                                                        ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of Changes in NET ASSETS
                   (in thousands)

USAA VALUE FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2008 (UNAUDITED),
AND YEAR ENDED JULY 31, 2007

                                                                1/31/2008       7/31/2007
                                                                -------------------------
FROM OPERATIONS
   Net investment income                                         $  2,968        $  4,777
   Net realized gain on investments                                 4,590          14,243
   Change in net unrealized appreciation/depreciation of
      investments                                                 (34,056)         35,985
                                                                 ------------------------
      Increase (decrease) in net assets resulting
         from operations                                          (26,498)         55,005
                                                                 ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                           (5,296)         (4,208)
   Net realized gains                                             (13,159)         (8,152)
                                                                 ------------------------
      Distributions to shareholders                               (18,455)        (12,360)
                                                                 ------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                       54,307         176,019
   Reinvested dividends                                            18,270          12,217
   Cost of shares redeemed                                        (78,109)        (99,182)
                                                                 ------------------------
      Increase (decrease) in net assets from capital
         share transactions                                        (5,532)         89,054
                                                                 ------------------------
   Capital contribution from USAA Transfer Agency Company               -               3
                                                                 ------------------------
Net increase (decrease) in net assets                             (50,485)        131,702

NET ASSETS
   Beginning of period                                            476,791         345,089
                                                                 ------------------------
   End of period                                                 $426,306        $476,791
                                                                 ========================
Accumulated undistributed net investment income:
   End of period                                                 $    414        $  2,742
                                                                 ========================

CHANGE IN SHARES OUTSTANDING
   Shares sold                                                      3,643          11,610
   Shares issued for dividends reinvested                           1,236             818
   Shares redeemed                                                 (5,261)         (6,530)
                                                                 ------------------------
      Increase (decrease) in shares outstanding                      (382)          5,898
                                                                 ========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA VALUE FUND
JANUARY 31, 2008 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA Value Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is long-term growth of capital.

            A. SECURITY VALUATION - The value of each security is determined
               (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

               1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

               2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JANUARY 31, 2008 (UNAUDITED)

                  However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

               3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

               4. Short-term securities with original or remaining maturities of
                  60 days or less may be valued at amortized cost, which approximates market value.

               5. Repurchase agreements are valued at cost, which approximates market value.

               6. Securities for which market quotations are not readily
                  available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price.

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JANUARY 31, 2008 (UNAUDITED)

                  Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                  Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

            B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

            C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

            D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JANUARY 31, 2008 (UNAUDITED)

               price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

            E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

               1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

               2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

               The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

               Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes.

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JANUARY 31, 2008 (UNAUDITED)

               Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

            F. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended January 31, 2008, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $13,000 and $4,000, respectively, resulting in a total reduction in Fund expenses of $17,000.

            G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

            H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JANUARY 31, 2008 (UNAUDITED)

         temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended January 31, 2008, the Fund paid CAPCO facility fees of less than $500, which represents 1.2% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2008.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2008, in accordance with applicable tax law.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2008, were $54,800,000 and $54,052,000, respectively.

         As of January 31, 2008, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JANUARY 31, 2008 (UNAUDITED)

         Gross unrealized appreciation and depreciation of investments as of January 31, 2008, were $73,301,000 and $37,898,000, respectively, resulting in net unrealized appreciation of $35,403,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended January 31, 2008, the Fund received securities-lending income of $18,000, which is net of the 20% income retained by Wachovia. As of January 31, 2008, the Fund loaned securities having a fair market value of approximately $30,935,000 and received cash collateral of $31,540,000 for the loans. Of this amount, $31,531,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $9,000 remained in cash.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JANUARY 31, 2008 (UNAUDITED)

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

               The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Multi-Cap Value Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Multi-Cap Value Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

               The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

               The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JANUARY 31, 2008 (UNAUDITED)

               the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

               Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Multi-Cap Value Funds Index over that period, even if the Fund had overall negative returns during the performance period.

               For the six-month period ended January 31, 2008, the Fund incurred total management fees, paid or payable to the Manager, of $1,812,000, which included a performance adjustment of $66,000 that increased the base management fee of 0.75% by 0.03%.

            B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with Barrow, Hanley, Mewhinney & Strauss, Inc. (BHMS), under which BHMS directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays BHMS a subadvisory fee based on the aggregate net assets that BHMS manages in the USAA Value Fund and the USAA Growth & Income Fund combined, in the annual amount of 0.75% on the first $15 million in assets, 0.55% on assets over $15 million and up to $25 million, 0.45% on assets over $25 million and up to $100 million, 0.35% on assets over $100 million and up to $200 million, 0.25% on assets over $200 million and up to $1 billion, and 0.15% on assets over $1 billion. For the six-month period ended

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JANUARY 31, 2008 (UNAUDITED)

               January 31, 2008, the Manager incurred subadvisory fees, paid or payable to BHMS, of $692,000.

            C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2008, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $349,000.

               In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2008, the Fund reimbursed the Manager $4,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

            D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.15% of its average annual net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the six-month period ended January 31, 2008, the Fund incurred reimbursable expenses of $244,000, of which $239,000 was receivable from the Manager.

            E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
               Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2008, the Fund incurred transfer agent's fees, paid or payable to SAS, of $575,000.

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JANUARY 31, 2008 (UNAUDITED)

            F. UNDERWRITING SERVICES - The Manager provides exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

            A. FASB INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME
               TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. The Fund adopted FIN 48 effective August 1, 2007, and has applied it to all open tax years as of the effective date. The Manager has determined that the adoption of FIN 48 has not resulted in a material impact to the Fund's net assets, results of operations, or financial statement disclosures.

            B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE
               MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS
               157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JANUARY 31, 2008 (UNAUDITED)

               for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2008, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

            C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR
               VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS 159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option.

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JANUARY 31, 2008 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                          SIX-MONTH
                                        PERIOD ENDED
                                         JANUARY 31,                            YEAR ENDED JULY 31,
                                        ------------------------------------------------------------------------------------
                                            2008           2007            2006           2005           2004           2003
                                        ------------------------------------------------------------------------------------
Net asset value at
   beginning of period                  $  15.41       $  13.78        $  13.50       $  11.65       $   9.99        $  9.63
                                        ------------------------------------------------------------------------------------
Income (loss) from
   investment operations:
   Net investment income                     .10            .15             .15            .11            .21            .14
   Net realized and unrealized
     gain (loss)                            (.95)          1.93             .49           2.67           1.64            .29
                                        ------------------------------------------------------------------------------------
Total from investment operations            (.85)          2.08             .64           2.78           1.85            .43
                                        ------------------------------------------------------------------------------------
Less distributions from:
   Net investment income                    (.17)          (.15)           (.12)          (.15)          (.19)          (.07)
   Realized capital gains                   (.44)          (.30)           (.24)          (.78)             -           (.00)(a)
                                        ------------------------------------------------------------------------------------
Total distributions                         (.61)          (.45)           (.36)          (.93)          (.19)          (.07)
                                        ------------------------------------------------------------------------------------
Net asset value at end of period        $  13.95       $  15.41        $  13.78       $  13.50       $  11.65        $  9.99
                                        ====================================================================================
Total return (%)*                          (5.71)         15.27(b)         4.90          24.65          18.52           4.57
Net assets at end of period (000)       $426,306       $476,791        $345,089       $231,135       $109,503        $78,388
Ratios to average net assets:**
   Expenses (%)(c)                          1.15(d)        1.15(b)         1.15           1.15           1.15           1.15
   Expenses, excluding
     reimbursements (%)(c)                  1.26(d)        1.24(b)         1.26           1.27           1.30           1.46
   Net investment income (%)                1.28(d)        1.11            1.27           1.14           1.96           1.66
Portfolio turnover (%)                        12             24              26             22            176            100

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
 ** For the six-month period ended January 31, 2008, average net assets were $462,882,000.
(a) Represents less than $0.01 per share.
(b) For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent's fees incurred.
    The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                            (.01%)         (.01%)          (.01%)         (.02%)         (.04%)         (.04%)
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA VALUE FUND
JANUARY 31, 2008

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2007, through January 31, 2008.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

40

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA VALUE FUND
JANUARY 31, 2008

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                EXPENSES PAID
                                    BEGINNING              ENDING               DURING PERIOD*
                                  ACCOUNT VALUE         ACCOUNT VALUE          AUGUST 1, 2007 -
                                  AUGUST 1, 2007       JANUARY 31, 2008        JANUARY 31, 2008
                                 --------------------------------------------------------------
Actual                              $1,000.00              $  942.90                 $5.57

Hypothetical
  (5% return before expenses)        1,000.00               1,019.41                  5.79

         *Expenses are equal to the Fund's annualized expense ratio of 1.14%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of (5.71)% for the six-month period of August 1, 2007, through January 31, 2008.

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Barbara B. Ostdiek, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

--------------------------------------------------------------------------------

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
            UNDERWRITER, AND    San Antonio, Texas 78265-9825
                 DISTRIBUTOR

--------------------------------------------------------------------------------

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

--------------------------------------------------------------------------------

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

--------------------------------------------------------------------------------

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

--------------------------------------------------------------------------------

                 MUTUAL FUND    LEARN MORE ONLINE NOW
           SELF-SERVICE 24/7    At "Products & Services" click
                 AT USAA.COM    "Investments" then "Mutual Funds"

                     OR CALL    View account balance, transactions, fund
              (800) 531-USAA    prices; or exchange/redeem fund shares.
                                Go to "My Accounts" then "Investments"

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-USAA; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE AT NO CHARGE (I) AT USAA.COM; AND
(II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-USAA; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

-------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
                                                                   P A I D
                                                                     USAA
                                                                -------------
   GO PAPERLESS!
   Get USAA documents online.
   At USAA.COM click: DOCUMENTS

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

40847-0308                                   (C)2008, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2008

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    03-31-2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    03-31-2008
         ------------------------------


By:*     ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    03-31-2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.